UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-5687

Strong Common Stock Fund, Inc., on behalf of Strong Advisor Common Stock Fund, Strong Advisor Endeavor Large Cap Fund, Strong Advisor Focus Fund and
Strong Advisor Technology Fund
(Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John W. Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2005

Date of reporting period:  March 31, 2005


Item 1.   Schedule of Investments

SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG ADVISOR COMMON STOCK FUND


Shares            Security Name                                                                                        Value
Common Stocks - 93.60%

Apparel & Accessory Stores - 2.68%
         630,000  Anntaylor Stores Corporation+                                                                $        16,121,700
         320,000  Kohl's Corporation+                                                                                   16,521,600

                                                                                                                        32,643,300
                                                                                                              --------------------

Apparel & Other Finished Products Made From Fabrics & Similar Materials - 1.25%
         285,000  Columbia Sportswear Company+                                                                          15,170,550
                                                                                                              --------------------

Automotive Dealers & Gasoline Service Stations - 1.68%
         405,000  Advance Auto Parts Incorporated+                                                                      20,432,250
                                                                                                              --------------------

Automotive Repair, Services & Parking - 1.32%
         385,000  Ryder System Incorporated                                                                             16,054,500
                                                                                                              --------------------

Business Services - 5.17%
         270,000  Affiliated Computer Services Incorporated Class A+                                                    14,374,800
         590,000  Ask Jeeves Incorporated+                                                                              16,567,200
         420,000  Business Objects SA ADR+                                                                              11,293,800
       1,515,000  Mentor Graphics Corporation+                                                                          20,755,500

                                                                                                                        62,991,300
                                                                                                              --------------------

Chemicals & Allied Products - 4.46%
         460,000  International Flavors & Fragrances Incorporated                                                       18,170,000
         335,000  Lonza Group AG                                                                                        20,502,487
         655,000  Medimmune Incorporated+                                                                               15,595,550

                                                                                                                        54,268,037
                                                                                                              --------------------

Communications - 8.36%
       1,000,000  Cablevision Systems New York Group Class A+                                                           28,050,000
         420,000  Clear Channel Communications Incorporated                                                             14,477,400
       1,031,000  DirecTV Group Incorporated+                                                                           14,867,020
         600,000  IAC InterActiveCorp+                                                                                  13,362,000
         740,000  Sprint Corporation-FON Group                                                                          16,835,000
         485,000  VNU NV                                                                                                14,145,807

                                                                                                                       101,737,227
                                                                                                              --------------------

Depository Institutions - 4.10%
         305,000  City National Corporation                                                                             21,295,100
         360,000  Fifth Third Bancorp                                                                                   15,472,800
         315,000  Marshall & Ilsley Corporation                                                                         13,151,250

                                                                                                                        49,919,150
                                                                                                              --------------------

Eating & Drinking Places - 1.33%
         355,000  Outback Steakhouse Incorporated                                                                       16,255,450
                                                                                                              --------------------

Electric, Gas & Sanitary Services - 1.47%
         535,000  Republic Services Incorporated                                                                        17,911,800
                                                                                                              --------------------

Electronic & Other Electrical Equipment & Components, Except Computer Equipment - 7.01%
         467,900  Advanced Micro Devices Incorporated+                                                                   7,542,548
         470,000  Amphenol Corporation Class A                                                                          17,408,800
       1,094,000  EnerSys+                                                                                              14,331,400
       1,110,000  Fairchild Semiconductor International Incorporated+                                                   17,016,300
       1,040,000  Nokia OYJ ADR                                                                                         16,047,200

Electronic & Other Electrical Equipment & Components, Except Computer Equipment (continued)
         435,000  Silicon Laboratories Incorporated+                                                                    12,923,850

                                                                                                                        85,270,098
                                                                                                              --------------------

Engineering, Accounting, Research Management & Related Services - 5.82%
       1,990,000  BearingPoint Incorporated+                                                                            17,452,300
         495,000  Celgene Corporation+                                                                                  16,854,750
         370,000  Jacobs Engineering Group Incorporated+                                                                19,210,400
         357,000  Pharmaceutical Product Development Incorporated+                                                      17,296,650

                                                                                                                        70,814,100
                                                                                                              --------------------

Food Stores - 1.34%
       1,020,000  Kroger Company+                                                                                       16,350,600
                                                                                                              --------------------

Furniture & Fixtures - 1.37%
         300,000  Hillenbrand Industries Incorporated                                                                   16,641,000
                                                                                                              --------------------

General Merchandise Stores - 1.46%
         985,000  Saks Incorporated+                                                                                    17,779,250
                                                                                                              --------------------

Health Services - 1.47%
         795,000  Valeant Pharmaceuticals International                                                                 17,903,400
                                                                                                              --------------------

Holding & Other Investment Offices - 1.70%
         150,000  Apartment Investment & Management Company Class A                                                      5,580,000
         850,000  Telewest Global Incorporated+                                                                         15,121,500

                                                                                                                        20,701,500
                                                                                                              --------------------

Industrial & Commercial Machinery & Computer Equipment - 7.64%
         267,000  Carlisle Companies Incorporated                                                                       18,628,590
         405,000  Dover Corporation                                                                                     15,304,950
         260,000  SanDisk Corporation+                                                                                   7,228,000
         945,000  Seagate Technology+                                                                                   18,474,750
         365,000  Smith International Incorporated                                                                      22,896,450
       3,000,000  Solectron Corporation+                                                                                10,410,000

                                                                                                                        92,942,740
                                                                                                              --------------------

Insurance Agents, Brokers & Service - 1.21%
         510,000  Arthur J. Gallagher & Company                                                                         14,688,000
                                                                                                              --------------------

Insurance Carriers - 5.29%
         575,000  Genworth Financial Incorporated                                                                       15,824,000
         290,000  MBIA Incorporated                                                                                     15,161,200
         370,000  Renaissancere Holdings Limited                                                                        17,279,000
         440,000  St. Paul Companies Incorporated                                                                       16,161,200

                                                                                                                        64,425,400
                                                                                                              --------------------

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods - 2.16%
         170,000  Respironics Incorporated+                                                                              9,905,900
         250,000  Roper Industries Incorporated                                                                         16,375,000

                                                                                                                        26,280,900
                                                                                                              --------------------

Membership Organizations - 1.60%
         675,000  Citrix Systems Incorporated+                                                                          16,078,500
         100,000  Jones Apparel Group Incorporated                                                                       3,349,000

                                                                                                                        19,427,500
                                                                                                              --------------------

Metal Mining - 1.13%
         845,000  Placer Dome Incorporated                                                                              13,705,900
                                                                                                              --------------------

Miscellaneous Retail - 1.48%
         655,000  Sports Authority Incorporated+                                                                        18,012,500
                                                                                                              --------------------

Motion Pictures - 3.01%
       1,900,000  Liberty Media Corporation Class A+                                                                    19,703,000
       1,000,000  News Corporation Class A                                                                              16,920,000

                                                                                                                        36,623,000
                                                                                                              --------------------

Oil & Gas Extraction - 10.30%
         405,000  Apache Corporation#                                                                                   24,798,150
         545,000  Burlington Resources Incorporated                                                                     27,288,150
         490,000  EOG Resources Incorporated                                                                            23,882,600
         308,000  Nabors Industries Limited+                                                                            18,215,120
         555,000  Noble Corporation                                                                                     31,196,550

                                                                                                                       125,380,570
                                                                                                              --------------------

Paper & Allied Products - 1.04%
         540,000  Pactiv Corporation+                                                                                   12,609,000
                                                                                                              --------------------

Primary Metal Industries - 1.62%
         650,000  Alcoa Incorporated                                                                                    19,753,500
                                                                                                              --------------------

Printing, Publishing & Allied Industries - 1.23%
         400,000  Dow Jones & Company Incorporated                                                                      14,948,000
                                                                                                              --------------------

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.23%
         265,000  Merrill Lynch & Company Incorporated                                                                  14,999,000
                                                                                                              --------------------

Transportation By Air - 1.30%
       1,320,000  Continental Airlines Incorporated Class B+                                                            15,892,800
                                                                                                              --------------------

Wholesale Trade-Durable Goods - 1.37%
         470,000  Omnicare Incorporated                                                                                 16,661,500
                                                                                                              --------------------

Total Common Stocks (Cost $817,298,484)                                                                              1,139,193,822
                                                                                                              --------------------

Investment Companies - 1.28%

Stock Funds - 1.28%
         110,000  Biotech HOLDRs Trust                                                                                  15,486,900
                                                                                                              --------------------

Total Investment Companies (Cost $11,051,635)                                                                           15,486,900
                                                                                                              --------------------
                                                                                                Strike Price/
Principal                                                                                      Expiration Date         Value

Options - 0.00%
             250  Apache Corporation Put+                                                    $55     4/15/2005               1,875

Total Options (Premiums Received $111,500)                                                                                   1,875
                                                                                                              --------------------
Shares            Security Name                                                                                        Value

Short-Term Investments - 5.49%*


Mutual Fund
      66,856,739  Wells Fargo Money Market Trust~                                                                       66,856,739
                                                                                                              --------------------

Total Short-Term Investments (Cost $66,856,739)                                                                         66,856,739
                                                                                                              --------------------

Total Investments in Securities
(Cost $895,318,358)                                      100.37%                                               $     1,221,539,336

Other Assets and Liabilities, Net                         (0.37)                                                        (4,481,872)
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $     1,217,057,464
                                                       -------                                                --------------------

+   Non-income earning securities.
~ This Strong Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
# All or a portion of this security is segregated as collateral for open written option contracts.
* Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

                                                                                                Strike Price/
Principal                                                                                      Expiration Date         Value

Written Options - (0.01%)
          (250) Apache Corporation Call+                                                      $55   4/15/2005  $          (157,500)

Total Written Options (Cost $(74,248))                                                                                    (157,500)
                                                                                                              --------------------


SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG ADVISOR ENDEAVOR LARGE CAP FUND

Shares            Security Name                                                                                        Value
Common Stocks - 97.11%

Business Services - 11.26%
          40,760  Check Point Software Technologies Limited+                                                   $           886,122
           5,960  eBay Incorporated+                                                                                       222,070
           6,510  Electronic Arts Incorporated+                                                                            337,088
          20,160  Juniper Networks Incorporated+                                                                           444,730
          85,080  Oracle Corporation+                                                                                    1,061,798
          20,050  Verisign Incorporated+                                                                                   575,435
          41,140  Yahoo! Incorporated+                                                                                   1,394,646

                                                                                                                         4,921,889
                                                                                                              --------------------

Chemicals & Allied Products - 6.68%
          18,980  Genzyme Corporation+                                                                                   1,086,415
          18,520  Gilead Sciences Incorporated+                                                                            663,016
          37,800  Teva Pharmaceutical Industries Limited ADR                                                             1,171,800

                                                                                                                         2,921,231
                                                                                                              --------------------

Communications - 6.23%
          23,100  Echostar Communications Corporation Class A+                                                             675,675
           3,810  NII Holdings Incorporated Class B+                                                                       219,075
          80,450  Sprint Corporation-FON Group                                                                           1,830,237

                                                                                                                         2,724,987
                                                                                                              --------------------

Depository Institutions - 4.18%
          20,420  Bank of New York Company Incorporated                                                                    593,201
          14,960  Marshall & Ilsley Corporation                                                                            624,580
          11,950  Wachovia Corporation                                                                                     608,375

                                                                                                                         1,826,156
                                                                                                              --------------------

Electric, Gas & Sanitary Services - 2.87%
          66,700  Williams Companies Incorporated                                                                        1,254,627
                                                                                                              --------------------

Electronic & Other Electrical Equipment & Components, Except Computer Equipment - 11.40%
          48,460  General Electric Company                                                                               1,747,468
           4,780  Harman International Industries Incorporated                                                             422,839
          26,260  Marvell Technology Group Limited+                                                                      1,006,808
          26,580  QUALCOMM Incorporated                                                                                    974,157
          32,730  Texas Instruments Incorporated                                                                           834,288

                                                                                                                         4,985,560
                                                                                                              --------------------

Food & Kindred Products - 2.19%
          14,580  WM Wrigley Jr Company                                                                                    956,011
                                                                                                              --------------------

General Merchandise Stores - 1.44%
          12,620  Target Corporation                                                                                       631,252
                                                                                                              --------------------

Holding & Other Investment Offices - 2.63%
          12,880  Alcon Incorporated                                                                                     1,150,055
                                                                                                              --------------------

Hotels, Rooming Houses, Camps & Other Lodge Places - 1.81%
           2,890  Las Vegas Sands Corporation+                                                                             130,050
           9,880  Marriott International Incorporated Class A                                                              660,577

                                                                                                                           790,627
                                                                                                              --------------------

Industrial & Commercial Machinery & Computer Equipment - 10.64%
           6,260  Apple Computer Incorporated+                                                                             260,854
          47,390  Dell Incorporated+                                                                                     1,820,724
         138,090  EMC Corporation+                                                                                       1,701,269
          11,360  Research In Motion Limited+                                                                              868,131

                                                                                                                         4,650,978
                                                                                                              --------------------

Insurance Carriers - 11.35%
          14,500  Allstate Corporation                                                                                     783,870
           5,640  Chubb Corporation                                                                                        447,083
           7,490  Prudential Financial Incorporated                                                                        429,926
          14,280  UnitedHealth Group Incorporated                                                                        1,362,026
          15,485  WellPoint Incorporated+                                                                                1,941,045

                                                                                                                         4,963,950
                                                                                                              --------------------

Leather & Leather Products - 1.01%
           7,830  Coach Incorporated+                                                                                      443,413
                                                                                                              --------------------

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods - 5.18%
          24,350  Boston Scientific Corporation+                                                                           713,211
           7,130  Fisher Scientific International Incorporated+                                                            405,840
          22,500  Medtronic Incorporated                                                                                 1,146,375

                                                                                                                         2,265,426
                                                                                                              --------------------

Metal Mining - 1.36%
          36,520  Placer Dome Incorporated                                                                                 592,354
                                                                                                              --------------------

Miscellaneous Retail - 2.52%
          16,470  CVS Corporation                                                                                          866,651
          11,682  Marvel Enterprises Incorporated+                                                                         233,640

                                                                                                                         1,100,291
                                                                                                              --------------------

Oil & Gas Extraction - 6.86%
          16,630  Canadian Natural Resources Limited                                                                       944,917
          20,800  Halliburton Company                                                                                      899,600
          22,400  Transocean Incorporated+                                                                               1,152,704

                                                                                                                         2,997,221
                                                                                                              --------------------

Real Estate - 0.59%
           3,840  St. Joe Company                                                                                          258,432
                                                                                                              --------------------

Transportation By Air - 1.48%
          45,480  Southwest Airlines Company                                                                               647,635
                                                                                                              --------------------

Water Transportation - 2.66%
          26,070  Royal Caribbean Cruises Limited                                                                        1,165,068
                                                                                                              --------------------

Wholesale Trade Non-Durable Goods - 2.77%
          11,620  Medco Health Solutions Incorporated+                                                                     576,004
           7,610  Nike Incorporated Class B                                                                                633,989

                                                                                                                         1,209,993
                                                                                                              --------------------

Total Common Stocks (Cost $37,987,460)                                                                                  42,457,156



Short-Term Investments - 5.05%*


Mutual Fund - 5.05%
       2,209,211  Wells Fargo Money Market Trust~                                                                        2,209,211
                                                                                                              --------------------

Total Short-Term Investments (Cost $2,209,211)                                                                           2,209,211
                                                                                                              --------------------

Total Investments in Securities
(Cost $40,196,671)                                       102.16%                                               $        44,666,367

Other Assets and Liabilities, Net                         (2.16)                                                          (944,247)
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $        43,722,120
                                                       -------                                                --------------------

+   Non-income earning securities.
~ This Strong Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
* Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG ADVISOR FOCUS FUND


Shares            Security Name                                                                                        Value
Common Stocks - 94.41%

Apparel & Accessory Stores - 2.57%
             900  Kohl's Corporation+                                                                          $            46,467
                                                                                                              --------------------

Building Materials, Hardware, Garden Supply & Mobile Home Dealers - 8.78%
             700  Fastenal Company                                                                                          38,717
           1,500  Home Depot Incorporated                                                                                   57,360
           1,100  Lowe's Companies Incorporated                                                                             62,799

                                                                                                                           158,876
                                                                                                              --------------------

Business Services - 19.81%
             500  Automatic Data Processing Incorporated                                                                    22,475
           3,150  eBay Incorporated+                                                                                       117,369
           2,000  First Data Corporation                                                                                    78,620
             500  Fiserv Incorporated+                                                                                      19,900
           3,850  Microsoft Corporation                                                                                     93,054
             800  Yahoo! Incorporated+                                                                                      27,120

                                                                                                                           358,538
                                                                                                              --------------------

Chemicals & Allied Products - 8.28%
             900  Amgen Incorporated+                                                                                       52,389
             900  Genentech Incorporated+                                                                                   50,949
             400  Genzyme Corporation+                                                                                      22,896
             900  Pfizer Incorporated                                                                                       23,643

                                                                                                                           149,877
                                                                                                              --------------------

Depository Institutions - 0.97%
             400  State Street Corporation                                                                                  17,488
                                                                                                              --------------------

Educational Services - 1.54%
             375  Apollo Group Incorporated Class A+                                                                        27,772
                                                                                                              --------------------

Electronic & Other Electrical Equipment & Components, Except Computer Equipment - 13.44%
           3,850  Cisco Systems Incorporated+                                                                               68,877
           3,400  Intel Corporation                                                                                         78,982
           1,000  Linear Technology Corporation                                                                             38,310
           3,700  Nokia OYJ ADR                                                                                             57,091

                                                                                                                           243,260
                                                                                                              --------------------

Engineering, Accounting, Research Management & Related Services - 3.43%
           1,890  Paychex Incorporated                                                                                      62,030
                                                                                                              --------------------

General Merchandise Stores - 4.98%
             900  Target Corporation                                                                                        45,018
             900  Wal-Mart Stores Incorporated                                                                              45,099

                                                                                                                            90,117
                                                                                                              --------------------

Industrial & Commercial Machinery & Computer Equipment - 4.90%
           1,700  Dell Incorporated+                                                                                        65,314
           1,900  EMC Corporation+                                                                                          23,408

                                                                                                                            88,722
                                                                                                              --------------------

Insurance Carriers - 3.67%
           1,200  American International Group Incorporated                                                                 66,492
                                                                                                              --------------------

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods - 6.05%
           2,150  Medtronic Incorporated                                                                                   109,543
                                                                                                              --------------------

Personal Services - 2.51%
           1,100  Cintas Corporation                                                                                        45,441
                                                                                                              --------------------

Security & Commodity Brokers, Dealers, Exchanges & Services - 13.48%
           5,600  Charles Schwab Corporation                                                                                58,856
             800  Franklin Resources Incorporated                                                                           54,920
             900  Goldman Sachs Group Incorporated                                                                          98,991
             400  Legg Mason Incorporated                                                                                   31,256

                                                                                                                           244,023
                                                                                                              --------------------

Total Common Stocks (Cost $1,706,926)                                                                                    1,708,646
                                                                                                              --------------------

Short-Term Investments - 4.75%*

Mutual Fund - 4.75%
          85,951  Wells Fargo Money Market Trust~                                                                           85,951
                                                                                                              --------------------

Total Short-Term Investments (Cost $85,951)                                                                                 85,951
                                                                                                              --------------------

Total Investments in Securities
(Cost $1,792,877)                                         99.16%                                               $         1,794,597

Other Assets and Liabilities, Net                          0.84                                                             15,185
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $         1,809,782
                                                       -------                                                --------------------

+   Non-income earning securities.
~ This Strong Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
* Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG ADVISOR TECHNOLOGY FUND

Shares            Security Name                                                                                        Value
Common Stocks - 95.51%

Business Services - 42.69%
           1,170  Amdocs Limited+                                                                              $            33,228
             590  AutoDesk Incorporated+                                                                                    17,558
             360  Cognizant Technology Solutions Corporation+                                                               16,632
             650  F5 Networks Incorporated+                                                                                 32,818
             410  Google Incorporated+                                                                                      74,009
             130  Infosys Technologies Limited ADR                                                                           9,585
             280  Intuit Incorporated+                                                                                      12,256
             160  Juniper Networks Incorporated+                                                                             3,530
              20  Macromedia Incorporated+                                                                                     670
              20  McAfee Incorporated+                                                                                         451
             450  Mercury Interactive Corporation+                                                                          21,321
             670  Monster Worldwide Incorporated+                                                                           18,793
           1,590  NCR Corporation+                                                                                          53,647
              30  Netease.Com Incorporated ADR+                                                                              1,446
           2,590  Red Hat Incorporated+                                                                                     28,257
              20  SAP AG                                                                                                       802
           1,020  Shanda Interactive Entertainment Limited+                                                                 30,804
              40  Sina Corporation+                                                                                          1,242
              80  Sun Microsystems Incorporated+                                                                               323
             600  Symantec Corporation+                                                                                     12,798
             530  Telvent Git SA+                                                                                            5,274
             970  TIBCO Software Incorporated+                                                                               7,227
           1,590  Verisign Incorporated+                                                                                    45,633
             140  Veritas Software Corporation+                                                                              3,251
           1,520  Yahoo! Incorporated+                                                                                      51,528

                                                                                                                           483,083
                                                                                                              --------------------

Chemicals & Allied Products - 2.28%
             290  Biogen IDEC Incorporated+                                                                                 10,008
             800  Ivax Corporation+                                                                                         15,816

                                                                                                                            25,824
                                                                                                              --------------------

Communications - 4.28%
           1,140  Nextel Partners Incorporated Class A+                                                                     25,034
          24,000  Tencent Holdings Limited+                                                                                 17,386
             190  XM Satellite Radio Holdings Incorporated+                                                                  5,985

                                                                                                                            48,405
                                                                                                              --------------------

Electronic & Other Electrical Equipment & Components, Except Computer Equipment - 17.98%
             120  Cisco Systems Incorporated+                                                                                2,147
           1,820  Comverse Technology Incorporated+                                                                         45,900
           1,610  Cypress Semiconductor+                                                                                    20,286
              20  International Rectifier Corporation+                                                                         910
           1,450  Marvell Technology Group Limited+                                                                         55,593
             360  Microchip Technology Incorporated                                                                          9,364
           1,280  National Semiconductor Corporation                                                                        26,381
              10  Nintendo Company Limited                                                                                   1,086
              20  QUALCOMM Incorporated                                                                                        733
              60  Samsung Electronics Company Limited GDR                                                                   14,850
           1,410  Taiwan Semiconductor Manufacturing Company Limited ADR+                                                   11,957
             330  Tessera Technologies Incorporated+                                                                        14,266

                                                                                                                           203,473
                                                                                                              --------------------

Engineering, Accounting, Research Management & Related Services - 1.18%
             680  Greenfield Online Incorporated+                                                                           13,362
                                                                                                              --------------------

Health Services - 0.24%
             170  Vicuron Pharmaceuticals Incorporated+                                                                      2,679
                                                                                                              --------------------

Holding & Other Investment Offices - 0.04%
              10  Softbank Corporation                                                                                         412
                                                                                                              --------------------

Industrial & Commercial Machinery & Computer Equipment - 12.01%
           1,080  Apple Computer Incorporated+                                                                              45,004
             120  Cooper Cameron Corporation+                                                                                6,865
           1,350  EMC Corporation+                                                                                          16,632
           1,540  Hewlett-Packard Company                                                                                   33,788
             110  National-Oilwell Incorporated+                                                                             5,137
           1,030  Seagate Technology+                                                                                       20,136
             100  Smith International Incorporated                                                                           6,273
              50  Trend Micro Incorporated                                                                                   2,149

                                                                                                                           135,984
                                                                                                              --------------------

Insurance Carriers - 2.18%
             170  PacifiCare Health Systems Incorporated+                                                                    9,676
             120  WellPoint Incorporated+                                                                                   15,042

                                                                                                                            24,718
                                                                                                              --------------------

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods - 0.78%
             120  Guidant Corporation                                                                                        8,868
                                                                                                              --------------------

Miscellaneous Manufacturing Industries - 4.01%
             440  Johnson & Johnson                                                                                         29,550
             470  Tyco International Limited                                                                                15,886

                                                                                                                            45,436
                                                                                                              --------------------

Motion Pictures - 1.39%
             290  Avid Technology Incorporated+                                                                             15,695
                                                                                                              --------------------

Oil & Gas Extraction - 4.01%
             140  Diamond Offshore Drilling Incorporated                                                                     6,986
             100  Halliburton Company                                                                                        4,325
              70  Nabors Industries Limited+                                                                                 4,140
             190  Schlumberger Limited                                                                                      13,391
             130  Transocean Incorporated+                                                                                   6,690
              80  Ultra Petroleum Corporation+                                                                               4,064
             100  Weatherford International Limited+                                                                         5,794

                                                                                                                            45,390
                                                                                                              --------------------

Transportation Equipment - 1.89%
             210  United Technologies Corporation                                                                           21,349
                                                                                                              --------------------

Wholesale Trade-Durable Goods - 0.55%
              50  Nidec Corporation                                                                                          6,225
                                                                                                              --------------------

Total Common Stocks (Cost $1,075,333)                                                                                    1,080,903
                                                                                                              --------------------

                                                                                                Strike Price/
Principal                                                                                      Expiration Date         Value

Options - 1.01%
              28  Red Hat Incorporated Call+                                                 $10   05/20/2005                4,270
              54  Red Hat Incorporated Call+                                                  10   04/15/2005                7,155

Total Options (Premiums Received $10,560)                                                                                   11,425
                                                                                                              --------------------

Short-Term Investments - 3.54%*
Shares            Security Name                                                                                        Value

Mutual Fund - 3.54%
          40,005  Wells Fargo Money Market Trust~                                                                           40,005
                                                                                                              --------------------

Total Short-Term Investments (Cost $40,005)                                                                                 40,005
                                                                                                              --------------------

Total Investments in Securities
(Cost $1,125,898)                                        100.06%                                               $         1,132,333

Other Assets and Liabilities, Net                         (0.06)                                                              (998)
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $         1,131,335
                                                       -------                                                --------------------

+   Non-income earning securities.
~ This Strong Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
* Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effectuve April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

Principal         Description                                                                                          Value

Short Sales - (0.69%)
          (400) Technology Select Sector SPDR Fund+                                                            $            (7,824)

Total Short Sales (Cost $(7,750))                                                                                           (7,824)
                                                                                                              --------------------


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong Common Stock Fund, Inc., on behalf of Strong Advisor Common Stock Fund, Strong Advisor Endeavor Large Cap Fund, Strong Advisor Focus Fund and
Strong Advisor Technology Fund


By:      /s/ Dana J. Russart
         --------------------------
         Dana J. Russart, Principal Executive Officer

Date:    May 13, 2005


By:      /s/ John W. Widmer
         -----------------------------
         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary

Date:    May 13, 2005